Pioneer Multi-Asset Income Fund
Schedule of Investments  |  April 30, 2024

A: PMAIX	C: PMACX	K: PMFKX	R: PMFRX	Y: PMFYX

Schedule of Investments  |  4/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.5%
	Senior Secured Floating Rate Loan Interests — 0.4% of Net Assets*(a)
	Advanced Materials — 0.0%†
972,500	Groupe Solmax, Inc., Initial Term Loan, 10.314% (Term SOFR + 475 bps), 5/29/28	$ 959,736
	Total Advanced Materials	$959,736

	Advertising Sales — 0.0%†
498,439	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.43% (Term SOFR + 400 bps), 8/21/28	$ 499,596
	Total Advertising Sales	$499,596

	Aerospace & Defense — 0.0%†
850,000	ADS Tactical, Inc., Initial Term Loan, 11.18% (Term SOFR + 575 bps), 3/19/26	$ 856,375
	Total Aerospace & Defense	$856,375

	Auto Parts & Equipment — 0.0%†
970,000	First Brands Group LLC, First Lien 2021 Term Loan, 10.591% (Term SOFR + 500 bps), 3/30/27	$ 930,957
	Total Auto Parts & Equipment	$930,957

	Building & Construction Products — 0.1%
970,655	CP Atlas Buyer, Inc., Term B Loan, 9.166% (Term SOFR + 375 bps), 11/23/27	$ 966,739
	Total Building & Construction Products	$966,739

	Building-Maintenance & Service — 0.0%†
487,500	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.68% (Term SOFR + 525 bps), 6/29/28	$ 488,567
	Total Building-Maintenance & Service	$488,567

	Casino Services — 0.0%†
14,173	Lucky Bucks LLC, Priority First Out Exit Term Loan, 12.974% (Term SOFR + 750 bps), 10/2/28	$ 13,039
28,432	Lucky Bucks LLC, Priority Second Out Term Loan, 12.974% (Term SOFR + 750 bps), 10/2/29	21,751
	Total Casino Services	$34,790

	Chemicals-Specialty — 0.0%†
432,515	Mativ Holdings, Inc., Term B Loan, 9.18% (Term SOFR + 375 bps), 4/20/28	$ 432,515
	Total Chemicals-Specialty	$432,515

1Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Diagnostic Equipment — 0.0%†
486,250	Curia Global, Inc., First Lien 2021 Term Loan, 9.179% (Term SOFR + 375 bps), 8/30/26	$ 463,110
	Total Diagnostic Equipment	$463,110

	Dialysis Centers — 0.0%†
824,350	U.S. Renal Care, Inc., Closing Date Term Loan, 10.316% (Term SOFR + 500 bps), 6/20/28	$ 741,228
	Total Dialysis Centers	$741,228

	Distribution & Wholesale — 0.1%
1,938,144	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 9.166% (Term SOFR + 375 bps), 3/20/25	$ 1,861,103
	Total Distribution & Wholesale	$1,861,103

	Electric-Generation — 0.0%†
358,423	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.18% (Term SOFR + 375 bps), 10/2/25	$ 358,423
	Total Electric-Generation	$358,423

	Investment Management & Advisory Services — 0.1%
1,464,150	Russell Investments US Institutional Holdco, Inc., PIK Term Loan, 10.33% ( Term SOFR + 500 bps), 5/30/27	$ 1,332,376
	Total Investment Management & Advisory Services	$1,332,376

	Medical-Biomedical & Generation — 0.1%
1,221,875	ANI Pharmaceuticals, Inc., Initial Term Loan, 11.43% (Term SOFR + 600 bps), 11/19/27	$ 1,225,693
	Total Medical-Biomedical & Generation	$1,225,693

	Protection-Safety — 0.0%†
487,500	APX Group, Inc., Initial Term Loan, 8.074% (Term SOFR + 275 bps), 7/10/28	$ 488,956
	Total Protection-Safety	$488,956

Pioneer Multi-Asset Income Fund | 4/30/242

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — 0.0%†
443,750	Torrid LLC, Closing Date Term Loan, 11.112% (Term SOFR + 550 bps), 6/14/28	$ 387,172
	Total Retail	$387,172

	Total Senior Secured Floating Rate Loan Interests (Cost $12,350,741)	$12,027,336

Shares
	Common Stocks — 45.8% of Net Assets
	Aerospace & Defense — 1.0%
864,148	Hensoldt AG	$ 33,992,983
	Total Aerospace & Defense	$33,992,983

	Air Freight & Logistics — 0.3%
337,254	Cia de Distribucion Integral Logista Holdings S.A.	$ 9,199,490
	Total Air Freight & Logistics	$9,199,490

	Automobile Components — 0.4%
255,600	Bridgestone Corp.	$ 11,310,480
	Total Automobile Components	$11,310,480

	Automobiles — 0.4%
17,513	Hyundai Motor Co.	$ 3,180,495
38,054	Kia Corp.	3,248,949
302,900	Subaru Corp.	6,783,393
	Total Automobiles	$13,212,837

	Banks — 9.0%
4,997,839	ABN AMRO Bank NV (C.V.A.) (144A)	$ 80,485,439
266,732	Bank of America Corp.	9,871,751
601,059	Bank of Ireland Group Plc	6,443,367
126,810	Citigroup, Inc.	7,777,257
172,354	DNB Bank ASA	3,011,560
1,142,789	FinecoBank Banca Fineco S.p.A.	17,610,799
1,223,940	Grupo Financiero Banorte SAB de CV, Class O	12,113,832
628,113	Hana Financial Group, Inc.	26,676,965
4,942,185	Intesa Sanpaolo S.p.A.	18,597,181
1,404,946	KB Financial Group, Inc.	76,849,662
48,097	Komercni Banka AS	1,774,364
867,226	UniCredit S.p.A.	32,003,914
	Total Banks	$293,216,091

3Pioneer Multi-Asset Income Fund | 4/30/24

Shares		Value
	Broadline Retail — 0.8%
2,736,500(b)	Alibaba Group Holding, Ltd.	$ 26,008,766
	Total Broadline Retail	$26,008,766

	Capital Markets — 2.6%
122,587	Brightsphere Investment Group, Inc.	$ 2,726,335
103,471	Euronext NV (144A)	9,347,413
654,700	State Street Corp.	47,459,203
894,495	UBS Group AG	23,616,419
	Total Capital Markets	$83,149,370

	Chemicals — 0.9%
1,752,813	Chevron Lubricants Lanka Plc	$ 688,076
286,285	LyondellBasell Industries NV, Class A	28,619,911
	Total Chemicals	$29,307,987

	Construction & Engineering — 0.0%†
4,081(b)	LB New Holdco	$ 51,013
	Total Construction & Engineering	$51,013

	Construction Materials — 0.6%
265,049	CRH Plc	$ 20,520,094
	Total Construction Materials	$20,520,094

	Consumer Staples Distribution & Retail — 0.0%†
195,032+	Magnit PJSC	$ 874,044
48,325(b)+	X5 Retail Group NV (G.D.R.)	29,164
	Total Consumer Staples Distribution & Retail	$903,208

	Diversified Telecommunication Services — 0.9%
1,231,810	Deutsche Telekom AG	$ 28,250,488
	Total Diversified Telecommunication Services	$28,250,488

	Electric Utilities — 2.1%
225,527	American Electric Power Co., Inc.	$ 19,402,088
635,624	Eversource Energy	38,531,527
297,785	FirstEnergy Corp.	11,417,077
	Total Electric Utilities	$69,350,692

	Electrical Equipment — 0.3%
145,200	Fuji Electric Co., Ltd.	$ 9,088,637
	Total Electrical Equipment	$9,088,637

	Financial Services — 1.6%
394,227	Edenred SE	$ 18,705,169
477,296(b)	PayPal Holdings, Inc.	32,417,944
	Total Financial Services	$51,123,113

Pioneer Multi-Asset Income Fund | 4/30/244

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Shares		Value
	Food Products — 0.5%
423,927	Kraft Heinz Co.	$ 16,367,821
	Total Food Products	$16,367,821

	Health Care Equipment & Supplies — 0.3%
122,223	Medtronic Plc	$ 9,807,174
	Total Health Care Equipment & Supplies	$9,807,174

	Health Care Providers & Services — 0.9%
287,769	Cardinal Health, Inc.	$ 29,651,718
	Total Health Care Providers & Services	$29,651,718

	Household Durables — 1.3%
328,938	Ariston Holding NV	$ 1,698,344
2,452,733	Persimmon Plc	39,965,156
	Total Household Durables	$41,663,500

	Industrial Conglomerates — 0.1%
57,221(b)	SK Square Co., Ltd.	$ 3,167,214
	Total Industrial Conglomerates	$3,167,214

	Insurance — 1.1%
65,006	American International Group, Inc.	$ 4,895,602
93,591	Hartford Financial Services Group, Inc.	9,068,032
569,211	Hiscox, Ltd.	8,748,468
13,025	Old Republic International Corp.	388,926
52,040	Willis Towers Watson Plc	13,069,326
	Total Insurance	$36,170,354

	IT Services — 2.7%
527,527	International Business Machines Corp.	$ 87,674,987
	Total IT Services	$87,674,987

	Leisure Products — 0.1%
5,134,000	Honma Golf, Ltd. (144A)	$ 2,185,463
	Total Leisure Products	$2,185,463

	Marine Transportation — 0.6%
243,171	Golden Ocean Group, Ltd.	$ 3,426,279
404,387	HMM Co., Ltd.	4,637,533
523,614	Star Bulk Carriers Corp.	12,734,293
	Total Marine Transportation	$20,798,105

	Metals & Mining — 1.6%
1,704,851	Barrick Gold Corp.	$ 28,368,721
342,128	Newmont Corp.	13,904,082
5Pioneer Multi-Asset Income Fund | 4/30/24

Shares		Value
	Metals & Mining — (continued)
30,112	Rio Tinto Plc	$ 2,058,919
185,605	Teck Resources, Ltd., Class B	9,129,910
	Total Metals & Mining	$53,461,632

	Mortgage Real Estate Investment Trusts (REITs) — 1.0%
730,230	AGNC Investment Corp.	$ 6,681,604
297,120	Angel Oak Mortgage, Inc.	3,128,674
528,740	Ladder Capital Corp.	5,673,380
906,673	Rithm Capital Corp.	10,082,204
491,717	Two Harbors Investment Corp.	6,210,386
	Total Mortgage Real Estate Investment Trusts (REITs)	$31,776,248

	Oil, Gas & Consumable Fuels — 8.7%
112,859(b)	Antero Resources Corp.	$ 3,838,335
835,639	BW LPG, Ltd. (144A)	12,118,778
18,609	Cheniere Energy Partners LP	901,606
76,544	Chesapeake Energy Corp.	6,879,775
14,236	ConocoPhillips	1,788,326
404,429	Coterra Energy, Inc.	11,065,177
4,296,364	Energy Transfer LP	67,581,806
388,578	Eni S.p.A.	6,276,755
139,310	Exxon Mobil Corp.	16,476,194
567,649(b)	Kosmos Energy, Ltd.	3,218,570
47,954+	LUKOIL PJSC	207,749
1,578,123	MPLX LP	65,965,541
43,240	Murphy Oil Corp.	1,930,234
577,075	Permian Resources Corp.	9,666,006
194,305	Plains All American Pipeline LP	3,347,875
1,271,403+	Rosneft Oil Co. PJSC	396,080
957,165	Shell Plc (A.D.R.)	68,590,444
117,051(b)	Southwestern Energy Co.	876,712
	Total Oil, Gas & Consumable Fuels	$281,125,963

	Pharmaceuticals — 3.0%
1,820,199	Pfizer, Inc.	$ 46,633,498
519,585	Sanofi S.A.	51,612,964
	Total Pharmaceuticals	$98,246,462

	Semiconductors & Semiconductor Equipment — 0.7%
82,559(b)	Advanced Micro Devices, Inc.	$ 13,075,695
67,642	Microchip Technology, Inc.	6,221,711
Pioneer Multi-Asset Income Fund | 4/30/246

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
11,841	MKS Instruments, Inc.	$ 1,408,842
57,800	Sanken Electric Co., Ltd.	2,548,895
	Total Semiconductors & Semiconductor Equipment	$23,255,143

	Specialized REITs — 0.2%
67,401	Crown Castle, Inc.	$ 6,320,866
	Total Specialized REITs	$6,320,866

	Technology Hardware, Storage & Peripherals — 1.9%
339,000	Asustek Computer, Inc.	$ 4,476,691
460,000	Catcher Technology Co., Ltd.	3,079,663
961,509	Samsung Electronics Co., Ltd.	53,915,742
	Total Technology Hardware, Storage & Peripherals	$61,472,096

	Trading Companies & Distributors — 0.2%
40,664(b)	AerCap Holdings NV	$ 3,435,701
61,800	Inaba Denki Sangyo Co., Ltd.	1,443,953
	Total Trading Companies & Distributors	$4,879,654

	Total Common Stocks (Cost $1,270,563,064)	$1,486,709,649

Principal Amount USD ($)
	Asset Backed Securities — 2.8% of Net Assets
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 1,935,576
6,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	6,156,037
1,150,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	1,108,149
575,000	AMSR Trust, Series 2020-SFR2, Class G, 4.00%, 7/17/37 (144A)	549,683
4,250,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	4,202,907
2,500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	2,503,824
929,136(c)	Blackbird Capital Aircraft Lease Securitization, Ltd., Series 2016-1A, Class B, 5.682%, 12/16/41 (144A)	910,033
7Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,014,798(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.68% (SOFR30A + 435 bps), 10/15/26 (144A)	$ 3,013,094
1,400,000	Cartiga Asset Finance Trust LLC, Series 2023-1, Class C, 10.00%, 3/15/35 (144A)	1,339,898
4,350,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	3,898,716
1,600,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	1,352,276
852,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	849,861
4,517,000(d)	Finance of America HECM Buyout, Series 2022-HB1, Class M5, 7.87%, 2/25/32 (144A)	3,913,992
4,198,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class F, 7.00%, 6/20/35 (144A)	2,999,640
2,400,000	JPMorgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	2,424,913
1,771,928	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	1,780,788
2,000,000	LL ABS Trust, Series 2022-1A, Class D, 7.83%, 11/15/29 (144A)	1,885,365
2,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	1,968,788
5,500,000	Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C, 10.83%, 3/22/27 (144A)	5,499,469
3,500,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	3,529,447
5,470,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	5,375,263
1,664,000	Octane Receivables Trust 2022-1, Series 2022-1A, Class E, 7.33%, 12/20/29 (144A)	1,594,325
1,662,339	PEAR LLC, Series 2023-1, Class C, 10.00%, 7/15/35 (144A)	1,573,877
1,800,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	374,400
500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	502,050
4,475,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	4,635,925
1,200,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	1,288,429
3,500,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	3,633,276
5,100,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	5,028,329
Pioneer Multi-Asset Income Fund | 4/30/248

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,500,000	SCF Equipment Leasing LLC, Series 2022-1A, Class F, 6.00%, 7/20/32 (144A)	$ 4,040,895
1,338,000	SCF Equipment Leasing LLC, Series 2022-2A, Class E, 6.50%, 6/20/35 (144A)	1,248,208
2,500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	2,442,636
5,000,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 6/15/28 (144A)	5,224,271
2,809,654	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	2,809,591
	Total Asset Backed Securities (Cost $92,290,484)	$91,593,931

	Collateralized Mortgage Obligations—3.0% of Net Assets
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 10.83% (SOFR30A + 550 bps), 1/26/32 (144A)	$ 2,410,318
4,020,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 8.695% (SOFR30A + 336 bps), 1/25/40 (144A)	4,170,750
8,501,543(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 8.445% (SOFR30A + 311 bps), 1/25/40 (144A)	8,724,708
2,860,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.33% (SOFR30A + 600 bps), 10/25/41 (144A)	3,000,494
2,660,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 11.33% (SOFR30A + 600 bps), 12/25/41 (144A)	2,795,795
970,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.53% (SOFR30A + 620 bps), 11/25/41 (144A)	1,019,712
1,065,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, 10.13% (SOFR30A + 480 bps), 10/25/50 (144A)	1,212,182
850,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 8.33% (SOFR30A + 300 bps), 12/25/50 (144A)	915,237
2,675,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.98% (SOFR30A + 565 bps), 12/25/50 (144A)	2,966,900
1,900,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA5, Class B2, 12.73% (SOFR30A + 740 bps), 11/25/50 (144A)	2,271,074
9Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,765,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, 10.08% (SOFR30A + 475 bps), 1/25/51 (144A)	$ 2,930,351
795,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA2, Class B2, 11.33% (SOFR30A + 600 bps), 8/25/33 (144A)	914,005
2,170,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class B2, 11.58% (SOFR30A + 625 bps), 10/25/33 (144A)	2,530,927
3,530,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, 10.83% (SOFR30A + 550 bps), 1/25/34 (144A)	3,887,322
3,480,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 13.13% (SOFR30A + 780 bps), 11/25/41 (144A)	3,778,130
2,910,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B2, 10.33% (SOFR30A + 500 bps), 8/25/33 (144A)	3,113,447
1,310,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA2, Class B2, 10.78% (SOFR30A + 545 bps), 12/25/33 (144A)	1,434,894
1,970,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.58% (SOFR30A + 625 bps), 9/25/41 (144A)	2,060,529
3,450,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, 12.43% (SOFR30A + 710 bps), 1/25/42 (144A)	3,673,877
2,650,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.83% (SOFR30A + 850 bps), 2/25/42 (144A)	2,933,870
6,608,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 13.595% (SOFR30A + 826 bps), 7/25/49 (144A)	7,583,935
3,150,000(a)	Freddie Mac STACR Trust, Series 2019-DNA4, Class B2, 11.695% (SOFR30A + 636 bps), 10/25/49 (144A)	3,456,919
6,635,000(a)	Freddie Mac STACR Trust, Series 2019-FTR3, Class B2, 10.236% (SOFR30A + 491 bps), 9/25/47 (144A)	6,940,482
3,020,000(a)	Freddie Mac STACR Trust, Series 2019-FTR4, Class B2, 10.445% (SOFR30A + 511 bps), 11/25/47 (144A)	3,192,365
Pioneer Multi-Asset Income Fund | 4/30/2410

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
13,879	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$ 6,108
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
1,270,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.93% (SOFR30A + 460 bps), 10/25/33 (144A)	1,317,853
636,721(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.695% (SOFR30A + 536 bps), 10/25/30 (144A)	646,468
5,880,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.945% (SOFR30A + 1,061 bps), 2/25/47 (144A)	7,240,895
8,230,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.73% (SOFR30A + 340 bps), 11/25/33 (144A)	8,395,839
	Total Collateralized Mortgage Obligations (Cost $88,585,907)	$95,525,388

	Commercial Mortgage-Backed Securities—0.4% of Net Assets
899,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 13.08% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 921,956
3,084,816(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 7.63% (SOFR30A + 230 bps), 11/25/51 (144A)	3,016,093
5,750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class CE, 14.195% (SOFR30A + 886 bps), 10/25/49 (144A)	5,600,966
1,958,735(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.695% (SOFR30A + 336 bps), 10/25/49 (144A)	1,926,990
2,467,204(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.195% (SOFR30A + 386 bps), 3/25/50 (144A)	2,430,210
	Total Commercial Mortgage-Backed Securities (Cost $13,539,520)	$13,896,215

11Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Convertible Corporate Bonds — 0.9% of Net Assets
	REITs — 0.9%
4,895,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,613,537
24,685,100	Redwood Trust, Inc., 7.75%, 6/15/27	23,435,417
	Total REITs	$28,048,954

	Total Convertible Corporate Bonds (Cost $27,040,093)	$28,048,954

	Corporate Bonds — 7.4% of Net Assets
	Advertising — 0.1%
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,498,836
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	483,283
	Total Advertising	$1,982,119

	Aerospace & Defense — 0.2%
5,000,000	Boeing Co., 5.15%, 5/1/30	$ 4,728,951
2,423,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	2,407,900
	Total Aerospace & Defense	$7,136,851

	Airlines — 0.3%
4,325,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 3,907,660
318,554	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	327,342
6,295,848(a)	Gol Finance S.A., 15.813% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	6,783,776
	Total Airlines	$11,018,778

	Auto Parts & Equipment — 0.0%†
809,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$ 802,290
	Total Auto Parts & Equipment	$802,290

	Banks — 4.1%
EUR4,700,000(d)(e)	ABN AMRO Bank NV, 4.375% (5 Year EUR Swap + 467 bps)	$ 4,871,635
EUR5,300,000(d)(e)	ABN AMRO Bank NV, 4.75% (5 Year EUR Swap + 390 bps)	5,256,473
5,000,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	4,041,723
5,000,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	4,010,319
Pioneer Multi-Asset Income Fund | 4/30/2412

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
4,000,000	BPCE S.A., 4.875%, 4/1/26 (144A)	$ 3,906,913
8,650,000(d)(e)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	8,513,835
4,917,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	5,038,143
5,857,000(d)(e)	Lloyds Banking Group Plc, 7.50% (5 Year USD Swap Rate + 450 bps)	5,797,836
8,700,000(d)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	8,148,194
8,125,000(d)(e)	NatWest Group Plc, 8.00% (5 Year USD Swap Rate + 572 bps)	8,137,090
6,220,000(d)	Societe Generale S.A., 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	6,075,463
9,300,000(d)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	7,677,207
31,703,000(d)(e)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	28,742,992
29,708,000(d)(e)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	26,674,445
7,425,000(d)(e)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	7,015,882
	Total Banks	$133,908,150

	Chemicals — 0.1%
3,487,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 3,238,999
	Total Chemicals	$3,238,999

	Commercial Services — 0.1%
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 2,246,461
	Total Commercial Services	$2,246,461

	Distribution/Wholesale — 0.1%
1,773,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 1,744,153
	Total Distribution/Wholesale	$1,744,153

	Diversified Financial Services — 0.3%
8,630,000(d)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 8,173,056
2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,809,815
	Total Diversified Financial Services	$10,982,871

13Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Food — 0.1%
4,450,000	JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, 5.75%, 4/1/33	$ 4,255,856
	Total Food	$4,255,856

	Oil & Gas — 0.1%
5,000,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 4,160,751
	Total Oil & Gas	$4,160,751

	Pipelines — 0.2%
2,741,000(d)(e)	Energy Transfer LP, 9.597% (3 Month Term SOFR + 429 bps)	$ 2,741,255
3,328,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	2,881,976
	Total Pipelines	$5,623,231

	Retail — 0.1%
4,880,000	AutoNation, Inc., 3.85%, 3/1/32	$ 4,220,060
	Total Retail	$4,220,060

	Semiconductors — 0.1%
5,000,000	Broadcom, Inc., 2.45%, 2/15/31 (144A)	$ 4,109,313
	Total Semiconductors	$4,109,313

	Telecommunications — 1.4%
41,014,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 40,641,662
3,364,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,241,340
	Total Telecommunications	$43,883,002

	Transportation — 0.1%
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 2,083,217
	Total Transportation	$2,083,217

	Total Corporate Bonds (Cost $237,035,634)	$241,396,102

Shares
	Convertible Preferred Stock — 0.0%† of Net Assets
	Professional Services — 0.0%†
15,562	Clarivate Plc, 5.25%, 6/1/24	$ 421,886
	Total Professional Services	$421,886

	Total Convertible Preferred Stock (Cost $743,177)	$421,886

Pioneer Multi-Asset Income Fund | 4/30/2414

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Shares		Value
	Rights/Warrants — 0.0%† of Net Assets
	Financial Services — 0.0%†
13,333,333(b)	Citigroup Global Markets Holdings, Inc.,	$ 310,666
13,333,333(b)	Citigroup Global Markets Holdings, Inc.,	282,667
	Total Financial Services	$593,333

	Total Rights/Warrants (Cost $2,920,000)	$593,333

Principal Amount USD ($)
	Insurance-Linked Securities — 3.4% of Net Assets#
	Event Linked Bonds — 2.2%
	Earthquakes – California — 0.0%†
500,000(a)	Sutter Re, 12.13%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 508,700
	Earthquakes – U.S. — 0.0%†
500,000(a)	Torrey Pines Re, 9.559%, (3 Month U.S. Treasury Bill + 418 bps), 6/7/24 (144A)	$ 498,500
1,000,000(a)	Ursa Re, 10.88%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	1,015,900
		$1,514,400

	Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 19.38%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 1,499,250
1,000,000(a)	FloodSmart Re, 21.629%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	1,001,600
		$2,500,850

	Health – U.S. — 0.2%
1,750,000(a)	Vitality Re XIII, 7.372%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 1,736,700
3,250,000(a)	Vitality Re XIV, 8.879%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	3,302,975
600,000(a)	Vitality Re XIV, 9.879%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	617,640
		$5,657,315

	Multiperil – Florida — 0.0%†
650,000(a)	Sanders Re, 13.382%, (3 Month U.S. Treasury Bill + 800 bps), 6/5/26 (144A)	$ 660,985
15Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — 0.5%
250,000(a)	Four Lakes Re, 11.13%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	$ 253,550
250,000(a)	Four Lakes Re, 11.88%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	254,525
250,000(a)	Four Lakes Re, 14.88%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	248,700
500,000(a)	Herbie Re, 15.10%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	487,350
2,000,000(a)	High Point Re, 11.124%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,008,000
1,300,000(a)	Merna Re II, 13.132%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,347,060
1,000,000(a)	Mystic Re, 17.372%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,016,200
500,000(a)	Residential Re, 10.652%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	470,250
750,000(a)	Residential Re, 11.129%, (3 Month U.S. Treasury Bill + 575 bps), 12/6/27 (144A)	745,800
1,000,000(a)	Residential Re, 11.39%, (3 Month U.S. Treasury Bill + 601 bps), 12/6/24 (144A)	971,300
500,000(a)	Residential Re, 13.064%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	503,400
1,250,000(a)	Residential Re, 13.877%, (1 Month U.S. Treasury Bill + 850 bps), 12/6/27 (144A)	1,238,250
250,000(a)	Residential Re, 14.032%, (3 Month U.S. Treasury Bill + 866 bps), 12/6/24 (144A)	241,400
750,000(a)	Residential Re, 17.359%, (3 Month U.S. Treasury Bill + 1,198 bps), 12/6/25 (144A)	706,200
750,000(a)	Sanders Re, 11.129%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	751,875
1,250,000(a)	Sanders Re II, 8.67%, (3 Month U.S. Treasury Bill + 329 bps), 4/7/25 (144A)	1,229,875
800,000(a)	Sanders Re III, 8.99%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	773,760
1,600,000(a)	Sanders Re III, 11.13%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	1,603,360
250,000(a)	Solomon Re, 10.632%, (3 Month U.S. Treasury Bill + 525 bps), 6/8/26 (144A)	256,275
Pioneer Multi-Asset Income Fund | 4/30/2416

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
300,000(a)	Sussex Re, 13.734%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	$ 292,500
250,000(a)	Topanga Re, 5.05%, (3 Month U.S. Treasury Bill + 505 bps), 1/8/26 (144A)	240,675
		$15,640,305

	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Galileo Re, 12.374%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	$ 255,125
250,000(a)	Galileo Re, 12.374%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	259,850
250,000(a)	Kilimanjaro III Re, 10.241%, (3 Month U.S. Treasury Bill + 486 bps), 4/21/25 (144A)	248,200
250,000(a)	Kilimanjaro III Re, 17.741%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	245,500
250,000(a)	Kilimanjaro III Re, 17.742%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	244,525
500,000(a)	Mona Lisa Re, 12.38%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	495,400
1,000,000(a)	Mona Lisa Re, 17.88%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,070,700
1,750,000(a)	Mystic Re IV, 11.472%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	1,715,525
500,000(a)	Mystic Re IV, 17.069%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	486,850
		$5,021,675

	Multiperil – U.S. Regional — 0.1%
500,000(a)	Aquila Re, 12.877%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 509,500
250,000(a)	Aquila Re, 14.632%, (3 Month U.S. Treasury Bill + 925 bps), 6/8/26 (144A)	256,750
1,300,000(a)	Locke Tavern Re, 10.156%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,305,850
		$2,072,100

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.603%, (SOFR + 725 bps), 6/5/26 (144A)	$ 1,297,875
17Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
750,000(a)	Cat Re 2001, 17.872%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	$ 777,000
1,000,000(a)	Kendall Re, 11.63%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,000,035
		$3,074,910

	Windstorm – Florida — 0.2%
2,220,000(a)	Everglades Re II, 11.984%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 2,220,000
2,550,000(a)	Everglades Re II, 13.004%, (1 Month U.S. Treasury Bill + 763 bps), 5/14/24 (144A)	2,550,000
1,000,000(a)	First Coast Re, 9.00%, (3 Month U.S. Treasury Bill + 900 bps), 4/7/26 (144A)	1,021,100
1,250,000(a)	First Coast Re III Pte, 11.381%, (3 Month U.S. Treasury Bill + 600 bps), 4/7/25 (144A)	1,209,625
750,000(a)	Merna Re II, 10.882%, (3 Month U.S. Treasury Bill + 551 bps), 7/8/24 (144A)	749,250
250,000(a)	Palm Re, 14.879%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	249,750
		$7,999,725

	Windstorm – Japan — 0.0%†
500,000(a)	Sakura Re, 7.784%, (3 Month U.S. Treasury Bill + 241 bps), 4/7/25 (144A)	$ 494,500
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 18.831%, (SOFR + 1,350 bps), 4/28/28 (144A)	$ 249,750
	Windstorm – North Carolina — 0.1%
750,000(a)	Blue Ridge Re, 10.622%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 747,900
1,250,000(a)	Blue Ridge Re, 13.372%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,272,625
500,000(a)	Cape Lookout Re, 13.377%, (1 Month U.S. Treasury Bill + 800 bps), 4/5/27 (144A)	499,500
		$2,520,025

	Windstorm – Texas — 0.3%
500,000(a)	Alamo Re, 11.379%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 499,500
Pioneer Multi-Asset Income Fund | 4/30/2418

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Texas — (continued)
7,848,000(a)	Alamo Re, 12.56%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 7,879,392
250,000(a)	Alamo Re, 13.13%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	249,625
		$8,628,517

	Windstorm – U.S. — 0.3%
1,500,000(a)	Alamo Re, 13.88%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 1,536,150
500,000(a)	Bonanza Re, 10.29%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	486,600
250,000(a)	Bonanza Re, 11.16%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	234,675
250,000(a)	Bonanza Re, 13.629%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	254,200
1,750,000(a)	Cape Lookout Re, 13.799%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,792,000
600,000(a)	Gateway Re, 18.38%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	637,800
1,600,000(a)	Merna Re II, 15.632%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	1,694,400
500,000(a)	Purple Re, 7.38%, (1 Month U.S. Treasury Bill + 200 bps), 6/7/27 (144A)	499,500
1,500,000(a)	Queen Street Re, 12.879%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	1,547,400
		$8,682,725

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 5.377%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	$ 233,575
250,000(a)	Gateway Re, 6.877%, (1 Month U.S. Treasury Bill + 150 bps), 7/8/27 (144A)	249,400
		$482,975

	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Citrus Re, 12.13%, (3 Month U.S. Treasury Bill + 675 bps), 6/7/26 (144A)	$ 1,026,300
19Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Winterstorm – Florida — 0.1%
2,000,000(a)	Integrity Re, 17.38%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 2,048,800
2,000,000(a)	Lightning Re, 16.379%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	2,099,200
		$4,148,000

	Total Event Linked Bonds	$70,883,757

Face Amount USD ($)
	Collateralized Reinsurance — 0.4%
	Multiperil – U.S. — 0.3%
4,000,000(b)(f)+	Ballybunion Re 2023, 12/31/28	$ 2,462,394
3,365,297(b)(f)+	Emetteur Non Renseigne-PI0047 2024-1, 12/31/29	3,488,796
3,750,000(b)(f)+	Gamboge Re, 3/31/29	3,933,000
		$9,884,190

	Multiperil – Worldwide — 0.1%
700,000(b)(f)+	Cypress Re 2017, 1/31/25	$ 70
1,000,000(b)(f)+	Merion Re 2024-1, 12/31/29	899,425
250,000(f)+	Old Head Re 2024, 12/31/29	209,950
500,000(b)(f)+	Pine Valley Re 2024, 12/31/28	441,065
700,000(b)(f)+	Resilience Re, 5/1/25	—
300,000(b)(f)+	Walton Health Re 2019, 6/30/24	75,505
250,000(b)(f)+	Walton Heath Re 2021, 1/15/25	19
		$1,626,034

	Windstorm – North Carolina — 0.0%†
750,000(f)+	Isosceles Re 2023, 4/30/29	$ —
	Windstorm – U.S. Multistate — 0.0%†
2,500,000(f)+	White Heron Re, 5/31/29	$ 65,071
	Total Collateralized Reinsurance	$11,575,295

	Reinsurance Sidecars — 0.8%
	Multiperil – U.S. — 0.0%†
2,500,000(f)+	Carnoustie Re 2023, 12/31/28	$ 187,207
1,500,000(g)+	Harambee Re 2019, 12/31/24	2,850
		$190,057

Pioneer Multi-Asset Income Fund | 4/30/2420

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — 0.8%
1,000,000(b)(g)+	Alturas Re 2021-3, 7/31/25	$ 42,400
24,956(b)(g)+	Alturas Re 2022-2, 12/31/27	2,762
750,000(b)(f)+	Bantry Re 2021, 12/31/24	2,496
4,000,000(b)(f)+	Bantry Re 2024, 12/31/29	4,214,914
1,500,000(b)(f)+	Berwick Re 2024-1, 12/31/29	1,558,568
2,500,000(b)(f)+	Carnoustie Re 2024, 12/31/29	2,596,164
3,000,000(f)+	Eccleston Re 2023, 11/30/28	317,758
74,892(b)(f)+	Eden Re II, 3/21/25 (144A)	14,035
54,774(b)(f)+	Eden Re II, 3/21/25 (144A)	7,909
500,000(b)(f)+	Gleneagles Re 2021, 12/31/24	50
3,000,000(b)(f)+	Gullane Re 2023, 12/31/28	82,847
3,000,000(b)(f)+	Gullane Re 2024, 12/31/29	3,150,347
250,000(b)(g)+	Lion Rock Re 2021, 12/31/24	11,000
2,000,000(b)(f)+	Merion Re 2021-2, 12/31/24	321,000
1,250,000(b)(f)+	Pangaea Re 2023-3, 5/31/29	1,449,486
2,500,000(b)(f)+	Pangaea Re 2024-1, 12/31/29	2,612,756
500,000(b)(f)+	RosaPenna Re 2021, 7/31/25	20,000
100,000(b)(f)+	Sector Re V, 12/1/24 (144A)	183,295
3,000,000(b)(f)+	Sector Re V, 12/1/28 (144A)	3,330,788
1,000,000(b)(g)+	Thopas Re 2020, 12/31/24	200
1,500,000(b)(g)+	Thopas Re 2021, 12/31/24	15,600
2,500,000(b)(g)+	Thopas Re 2023, 12/31/28	—
2,500,000(b)(g)+	Thopas Re 2024, 12/31/29	2,668,500
1,500,000(g)+	Torricelli Re 2021, 7/31/25	30,750
2,500,000(b)(g)+	Torricelli Re 2023, 6/30/29	3,249,225
1,500,000(g)+	Viribus Re 2019, 12/31/24	—
1,000,000(b)(g)+	Viribus Re 2020, 12/31/24	33,200
2,000,000(b)(g)+	Viribus Re 2023, 12/31/28	321,600
333,333(b)(g)+	Viribus Re 2024, 12/31/29	333,333
600,000(b)(f)+	Woburn Re 2019, 12/31/24	82,591
		$26,653,574

	Total Reinsurance Sidecars	$26,843,631

	Total Insurance-Linked Securities (Cost $104,344,522)	$109,302,683

21Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Foreign Government Bonds — 0.9% of Net Assets
	Czech Republic — 0.3%
CZK243,110,000	Czech Republic Government Bond, 5.700%, 5/25/24	$ 10,311,226
	Total Czech Republic	$10,311,226

	Mexico — 0.2%
8,712,000	Mexico Government International Bond, 6.338%, 5/4/53	$ 8,104,174
	Total Mexico	$8,104,174

	Russia — 0.0%†
RUB61,885,000(h)+#	Russian Federal Bond - OFZ, 7.700%, 3/23/33	$ 33,112
RUB59,074,000(h)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	31,607
	Total Russia	$64,719

	South Africa — 0.2%
ZAR153,782,964	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 6,793,128
	Total South Africa	$6,793,128

	Trinidad — 0.1%
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,034,819
	Total Trinidad	$2,034,819

	United Kingdom — 0.1%
GBP1,483,668	United Kingdom Gilt, 4.250%, 6/7/32	$ 1,856,476
	Total United Kingdom	$1,856,476

	Total Foreign Government Bonds (Cost $33,728,615)	$29,164,542

Shares
	Closed-End Funds — 0.6% of Net Assets
3,147,872	Aberdeen Asia-Pacific Income Fund, Inc.	$ 7,869,680
165,651	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	3,072,826
285,533	Highland Income Fund	1,827,411
1,354,239	Invesco Senior Income Trust	5,809,686
	Total Closed-End Funds (Cost $20,417,371)	$18,579,603

Pioneer Multi-Asset Income Fund | 4/30/2422

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Equity Linked Notes — 19.6% of Net Assets
	Air Freight & Logistics — 0.2%
40,700	Mizuho Markets Cayman LP (United Parcel Service, Inc.), 10.05%, 2/7/25	$ 5,982,228
	Total Air Freight & Logistics	$5,982,228

	Apparel Retail — 0.2%
13,600	Mizuho Markets Cayman LP (Lululemon Athletica, Inc.), 12.10%, 4/30/25	$ 4,791,484
8,200	Wells Fargo Bank NA (Lululemon Athletica, Inc.), 11.03%, 4/10/25	3,037,444
	Total Apparel Retail	$7,828,928

	Banks — 0.2%
170,500	BNP Paribas Issuance BV (Truist Financial Corp.), 14.02%, 11/26/24 (144A)	$ 5,868,610
	Total Banks	$5,868,610

	Beverages — 0.6%
39,000	BNP Paribas Issuance BV (Celsius Holdings, Inc.), 25.25%, 10/18/24 (144A)	$ 6,512,458
54,500	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 21.55%, 1/30/25 (144A)	3,112,768
170,600	Toronto-Dominion Bank (Celsius Holdings, Inc.), 18.43%, 10/27/25	6,316,465
24,300	Toronto-Dominion Bank (Celsius Holdings, Inc.), 21.30%, 10/22/24	4,201,834
	Total Beverages	$20,143,525

	Biotechnology — 0.1%
43,800	Bank of America NA (Vaxcyte Ltd.), 21.37%, 3/25/25	$ 2,741,004
	Total Biotechnology	$2,741,004

	Broadline Retail — 1.0%
81,900	BNP Paribas Issuance BV (Alibaba Group Holding Ltd.), 14.24%, 2/7/25 (144A)	$ 6,142,500
101,200	Canadian Imperial Bank of Commerce (Alibaba Group Holding Ltd.), 15.25%, 8/20/24	7,911,462
134,800	Mizuho Markets Cayman LP (eBay, Inc.), 11.13%, 11/26/24	5,889,884
23Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Broadline Retail — (continued)
78,500	Wells Fargo Bank NA (Alibaba Group Holding Ltd.), 14.61%, 2/3/25	$ 5,936,955
37,400	Wells Fargo Bank NA (Amazon.com, Inc.), 10.07%, 1/30/25	6,101,810
	Total Broadline Retail	$31,982,611

	Communications Equipment — 0.0%†
106,500	Mizuho Markets Cayman LP (Netgear, Inc.), 14.00%, 3/18/25	$ 1,538,339
	Total Communications Equipment	$1,538,339

	Computer Hardware — 0.2%
102,700	Wells Fargo Bank NA (Western Digital Corp.), 14.08%, 3/25/25	$ 6,547,125
	Total Computer Hardware	$6,547,125

	Consumer Finance — 0.5%
78,900	Mizuho Markets Cayman LP (Aercap Holdings NV), 9.28%, 11/26/24	$ 5,779,977
76,700	Mizuho Markets Cayman LP (Aercap Holdings NV), 9.50%, 7/23/24	5,502,842
79,200	Mizuho Markets Cayman LP (Aercap Holdings NV), 9.65%, 8/8/24	5,636,664
	Total Consumer Finance	$16,919,483

	Containers & Packaging — 0.2%
132,000	Mizuho Markets Cayman LP (Campbell Soup Company), 9.77%, 11/26/24	$ 5,711,310
	Total Containers & Packaging	$5,711,310

	Credit Services — 2.3%
59,700	Canadian Imperial Bank of Commerce (PayPal Holdings, Inc.), 14.15%, 8/14/24	$ 3,915,633
70,700(i)	JP Morgan Structured Products BV (PayPal Holdings, Inc.), 13.47%, 12/11/24	4,331,047
143,000(i)	JP Morgan Structured Products BV (PayPal Holdings, Inc.), 14.13%, 11/13/24	8,414,406
96,000(i)	JP Morgan Structured Products BV (PayPal Holdings, Inc.), 14.43%, 2/13/25	6,162,221
95,000	Mizuho Markets Cayman LP (PayPal Holdings, Inc.), 13.80%, 11/19/24	5,637,727
460,200	Toronto-Dominion Bank (PayPal Holdings, Inc.), 14.97%, 10/22/24	28,394,340
104,000	Wells Fargo Bank NA (PayPal Holdings, Inc.), 13.86%, 2/19/25	6,277,440
Pioneer Multi-Asset Income Fund | 4/30/2424

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Credit Services — (continued)
94,400	Wells Fargo Bank NA (PayPal Holdings, Inc.), 14.28%, 2/7/25	$ 6,174,704
86,000	Wells Fargo Bank NA (PayPal Holdings, Inc.), 14.73%, 1/30/25	5,805,860
	Total Credit Services	$75,113,378

	Electrical Equipment — 0.2%
40,800	Toronto-Dominion Bank (Generac Holdings, Inc.), 17.31%, 8/12/24	$ 5,105,100
	Total Electrical Equipment	$5,105,100

	Footwear & Accessories — 0.2%
60,300	BNP Paribas Issuance BV (Crocs, Inc.), 18.17%, 10/22/24 (144A)	$ 5,708,857
	Total Footwear & Accessories	$5,708,857

	Health Care Equipment & Supplies — 0.2%
85,100	Mizuho Markets Cayman LP (Medtronic plc), 8.74%, 5/2/24	$ 6,828,424
	Total Health Care Equipment & Supplies	$6,828,424

	Healthcare-Services — 0.9%
15,900	Citigroup Global Markets Holdings, Inc. (Humana, Inc.), 9.58%, 2/11/25 (144A)	$ 5,090,624
67,200	Merrill Lynch BV (The Cigna Group), 9.50%, 11/26/24	20,645,520
15,800	Royal Bank of Canada (Humana, Inc.), 8.45%, 10/3/24 (144A)	5,015,631
	Total Healthcare-Services	$30,751,775

	Household Products — 0.3%
76,100	Mizuho Markets Cayman LP (The Estee Lauder Companies, Inc.), 15.50%, 11/12/24	$ 8,939,391
	Total Household Products	$8,939,391

	Internet & Direct Marketing Retail — 1.2%
196,400	BNP Paribas Issuance BV (Alibaba Group Holding Ltd.), 16.20%, 5/30/24 (144A)	$ 15,056,024
79,700	Citigroup Global Markets Holdings, Inc. (Alibaba Group Holding Ltd.), 15.45%, 8/20/24 (144A)	5,897,401
35,000	Citigroup Global Markets Holdings, Inc. (Amazon.com, Inc.), 9.64%, 2/12/25 (144A)	5,966,275
25Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Internet & Direct Marketing Retail — (continued)
130,800	Mizuho Markets Cayman LP (eBay, Inc.), 10.97%, 3/10/25	$ 6,480,748
34,400	Toronto-Dominion Bank (Amazon.com, Inc.), 10.07%, 2/20/25	5,988,868
	Total Internet & Direct Marketing Retail	$39,389,316

	Internet Content & Information — 0.1%
51,100	Toronto-Dominion Bank (Trump Media & Technology Group), 122.50%, 8/20/24	$ 1,942,311
117,300	Toronto-Dominion Bank (Trump Media & Technology Group), 133.85%, 7/23/24	2,165,358
	Total Internet Content & Information	$4,107,669

	IT Services — 0.6%
55,200	Russian Commercial Bank (Advanced Micro Devices, Inc.), 17.40%, 11/8/24 (144A)	$ 5,887,908
110,200	Toronto-Dominion Bank (Alphabet, Inc.), 10.25%, 5/21/24	13,134,683
	Total IT Services	$19,022,591

	Machinery — 0.6%
117,800	Citigroup Global Markets Holdings, Inc. (Generac Holdings, Inc.), 18.72%, 11/12/24 (144A)	$ 12,395,764
51,500	Wells Fargo Bank NA (Generac Holdings, Inc.), 15.36%, 2/7/25	6,340,165
	Total Machinery	$18,735,929

	Medical Distribution — 0.2%
57,900	Citigroup Global Markets Holdings, Inc. (Cardinal Health, Inc.), 7.79%, 2/11/25 (144A)	$ 5,867,586
	Total Medical Distribution	$5,867,586

	Metals & Mining — 2.4%
276,700	Citigroup Global Markets Holdings, Inc. (Teck Resources Ltd.), 12.40%, 4/10/25 (144A)	$ 13,049,172
146,200	Citigroup Global Markets Holdings, Inc. (Teck Resources Ltd.), 12.94%, 4/8/25 (144A)	6,869,207
151,900	Citigroup Global Markets Holdings, Inc. (Teck Resources Ltd.), 13.95%, 1/30/25 (144A)	6,271,951
150,900	Citigroup Global Markets Holdings, Inc. (Teck Resources Ltd.), 14.01%, 11/26/24 (144A)	5,981,676
233,700(i)	JP Morgan Structured Products BV (Barrick Gold Corp.), 11.86%, 12/11/24	3,980,332
Pioneer Multi-Asset Income Fund | 4/30/2426

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Metals & Mining — (continued)
1,260,400(i)	JP Morgan Structured Products BV (Barrick Gold Corp.), 12.49%, 12/4/24	$ 20,566,073
150,600	Merrill Lynch BV (Teck Resources Ltd.), 11.60%, 3/21/25	6,395,229
1,011,800	Wells Fargo Bank NA (Barrick Gold Corp.), 11.98%, 3/21/25	15,237,708
	Total Metals & Mining	$78,351,348

	Oil, Gas & Consumable Fuels — 2.5%
279,300	Canadian Imperial Bank of Commerce (Antero Resources Corp.), 19.15%, 6/26/24	$ 6,763,696
573,400	Canadian Imperial Bank of Commerce (Kosmos Energy Ltd.), 15.90%, 3/18/25	3,112,817
476,900	Canadian Imperial Bank of Commerce (Marathon Oil Corp.), 13.40%, 9/24/24	12,945,450
160,900	Canadian Imperial Bank of Commerce (Range Resources Corp.), 14.80%, 9/24/24	5,597,132
468,500	Citigroup Global Markets Holdings, Inc. (Marathon Oil Corp.), 11.76%, 3/31/25 (144A)	12,431,648
245,000	Goldman Sachs International (Range Resources Corp.), 14.65%, 3/6/25	8,440,250
270,700(i)	JP Morgan Structured Products BV (Marathon Oil Corp.), 13.10%, 12/4/24	7,150,324
155,800	Royal Bank of Canada (EQT Corp.), 16.46%, 6/26/24 (144A)	6,323,922
565,600	Toronto-Dominion Bank (Kosmos Energy Ltd.), 16.70%, 3/25/25	3,212,608
79,000	Toronto-Dominion Bank (Occidental Petroleum Corp.), 10.53%, 9/24/24	5,271,275
123,600	Toronto-Dominion Bank (Occidental Petroleum Corp.), 12.15%, 10/22/24	8,213,220
	Total Oil, Gas & Consumable Fuels	$79,462,342

	Rental & Leasing Services — 0.3%
113,400	Mizuho Markets Cayman LP (AerCap Holdings NV), 8.11%, 3/25/25	$ 9,431,251
	Total Rental & Leasing Services	$9,431,251

	Semiconductors & Semiconductor Equipment — 2.9%
219,000	BNP Paribas Issuance BV (Allegro Microsystems, Inc.), 15.91%, 3/25/25 (144A)	$ 6,372,900
113,600	BNP Paribas Issuance BV (Micron Technology, Inc.), 13.72%, 10/22/24 (144A)	8,695,841
27Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — (continued)
37,700	BNP Paribas Issuance BV (Qualcomm, Inc.), 12.54%, 3/25/25	$ 6,337,370
35,600	Citigroup Global Markets Holdings, Inc. (Advanced Micro Devices, Inc.), 15.90%, 2/10/25 (144A)	5,658,086
34,400	Citigroup Global Markets Holdings, Inc. (Advanced Micro Devices, Inc.), 16.53%, 2/20/25 (144A)	5,653,812
61,900	Goldman Sachs International (Advanced Micro Devices, Inc.), 16.67%, 5/8/25	9,803,722
88,500(i)	JP Morgan Structured Products BV (Advanced Micro Devices, Inc.), 15.36%, 12/5/24	11,814,732
192,300	Merrill Lynch International & Co. CV (Microchip Technology, Inc.), 13.63%, 5/24/24	15,797,445
71,000	Mizuho Markets Cayman LP (Microchip Technology Incorporated), 12.53%, 4/30/25	6,403,526
51,800	Wells Fargo Bank NA (Advanced Micro Devices, Inc.), 16.15%, 1/28/25	8,344,980
56,000	Wells Fargo Bank NA (Qualcomm Incorporated), 12.16%, 4/10/25	9,424,240
	Total Semiconductors & Semiconductor Equipment	$94,306,654

	Software — 0.8%
84,700	Canadian Imperial Bank of Commerce (Zoom Video Communications, Inc.), 14.20% (N/A + 0 bps), 12/4/24	$ 5,441,052
76,400	Citigroup Global Markets Holdings, Inc. (Uber Technologies, Inc.), 13.89%, 2/25/25 (144A)	5,372,448
161,600(i)	JP Morgan Structured Products BV (Zoom Video Communications, Inc.), 13.02%, 3/7/25	10,351,110
93,100	Wells Fargo Bank NA (Zoom Video Communications, Inc.), 12.36%, 3/18/25	5,805,716
	Total Software	$26,970,326

	Speciality Chemicals — 0.2%
27,600	Goldman Sachs International (Air Products and Chemicals, Inc.), 9.96%, 4/29/25	$ 6,439,632
	Total Speciality Chemicals	$6,439,632

Pioneer Multi-Asset Income Fund | 4/30/2428

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Speciality Industrial Machinery — 0.5%
78,200	Wells Fargo Bank NA (Generac Holdings Inc.), 15.00%, 2/25/25	$ 9,793,768
51,000	Wells Fargo Bank NA (Generac Holdings, Inc.), 15.50%, 4/10/25	6,678,960
	Total Speciality Industrial Machinery	$16,472,728

	Total Equity Linked Notes (Cost $626,961,975)	$636,267,460

	U.S. Government and Agency Obligations — 12.8% of Net Assets
3,439,448	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	$ 2,788,351
4,210,273	Federal Home Loan Mortgage Corp., 2.500%, 7/1/51	3,406,991
1,693,346	Federal Home Loan Mortgage Corp., 2.500%, 11/1/51	1,369,601
505,962	Federal Home Loan Mortgage Corp., 2.500%, 2/1/52	409,061
601,003	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	507,457
1,797,712	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	1,520,249
2,214,763	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	1,862,667
8,742,493	Federal Home Loan Mortgage Corp., 4.500%, 10/1/53	8,154,493
7,652,525	Federal Home Loan Mortgage Corp., 5.000%, 5/1/53	7,254,806
7,234,410	Federal Home Loan Mortgage Corp., 5.500%, 8/1/52	7,047,375
8,575,987	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	8,339,000
2,468,567	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	2,400,781
18,220,291	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	17,737,664
19,812,573	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	19,258,674
17,210,461	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	16,709,351
13,744,106	Federal Home Loan Mortgage Corp., 5.500%, 9/1/53	13,389,745
23,662,439	Federal Home Loan Mortgage Corp., 5.500%, 10/1/53	23,051,197
29Pioneer Multi-Asset Income Fund | 4/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,803,835	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	$ 4,676,184
2,226,513	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	2,259,500
1,544,138	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	1,572,066
7,931,362	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	8,004,496
7,780,015	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	7,917,175
6,807,566	Federal National Mortgage Association, 2.500%, 8/1/50	5,535,891
7,883,254	Federal National Mortgage Association, 2.500%, 5/1/51	6,397,945
16,403,505	Federal National Mortgage Association, 2.500%, 11/1/51	13,315,530
7,252,584	Federal National Mortgage Association, 2.500%, 11/1/51	5,881,425
323,839	Federal National Mortgage Association, 2.500%, 1/1/52	261,924
9,782,324	Federal National Mortgage Association, 2.500%, 2/1/52	7,894,190
360,039	Federal National Mortgage Association, 3.000%, 4/1/51	305,455
10,665,146	Federal National Mortgage Association, 3.000%, 11/1/51	8,954,412
11,766,433	Federal National Mortgage Association, 4.500%, 5/1/53	10,907,263
14,443,184	Federal National Mortgage Association, 5.000%, 4/1/53	13,699,811
12,350,618	Federal National Mortgage Association, 5.000%, 8/1/53	11,889,746
6,245,525	Federal National Mortgage Association, 5.500%, 8/1/52	6,066,609
848,939	Federal National Mortgage Association, 5.500%, 4/1/53	824,415
20,926,731	Federal National Mortgage Association, 5.500%, 8/1/53	20,360,277
10,854,608	Federal National Mortgage Association, 5.500%, 8/1/53	10,553,105
7,950,946	Federal National Mortgage Association, 5.500%, 9/1/53	7,722,590
Pioneer Multi-Asset Income Fund | 4/30/2430

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
28,944,259	Federal National Mortgage Association, 5.500%, 9/1/53	$ 28,135,428
35,326,655	Federal National Mortgage Association, 5.500%, 9/1/53	34,384,002
28,745,861	Federal National Mortgage Association, 5.500%, 10/1/53	27,931,838
1,893,506	Federal National Mortgage Association, 5.500%, 1/1/54	1,840,099
2,588,401	Federal National Mortgage Association, 5.500%, 2/1/54	2,516,321
225,528	Federal National Mortgage Association, 6.500%, 2/1/53	227,305
3,419,801	Federal National Mortgage Association, 6.500%, 7/1/53	3,509,832
3,815,294	Federal National Mortgage Association, 6.500%, 7/1/53	3,906,172
5,445,206	Federal National Mortgage Association, 6.500%, 9/1/53	5,587,961
5,099,233	Federal National Mortgage Association, 6.500%, 9/1/53	5,205,857
4,574,832	Federal National Mortgage Association, 6.500%, 9/1/53	4,711,083
7,888,272	Federal National Mortgage Association, 6.500%, 10/1/53	8,031,975
	Total U.S. Government and Agency Obligations (Cost $423,216,471)	$416,195,345

31Pioneer Multi-Asset Income Fund | 4/30/24

Shares		Value
	SHORT TERM INVESTMENTS — 0.5% of Net Assets
	Open-End Fund — 0.5%
16,356,932(j)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 16,356,932
		$16,356,932

	TOTAL SHORT TERM INVESTMENTS (Cost $16,356,932)	$16,356,932

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.5% (Cost $2,970,094,506)	$3,196,079,359
	OTHER ASSETS AND LIABILITIES — 1.5%	$47,734,128
	net assets — 100.0%	$3,243,813,487

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $710,712,629, or 21.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2024.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at April 30, 2024.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2024.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Security is in default.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2024.
Pioneer Multi-Asset Income Fund | 4/30/2432

Schedule of Investments  |  4/30/24
(unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$1,500,000	$1,536,150
Alamo Re	11/15/2023	7,867,902	7,879,392
Alamo Re	4/4/2024	500,000	499,500
Alamo Re	4/4/2024	250,000	249,625
Alturas Re 2021-3	7/1/2021	110,952	42,400
Alturas Re 2022-2	4/11/2023	—	2,762
Aquila Re	5/10/2023	500,000	509,500
Aquila Re	5/10/2023	250,000	256,750
Atlas Capital	5/17/2023	1,250,000	1,297,875
Ballybunion Re 2023	3/20/2023	2,005,537	2,462,394
Bantry Re 2021	1/11/2021	—	2,496
Bantry Re 2024	2/1/2024	4,000,000	4,214,914
Berwick Re 2024-1	1/10/2024	1,500,000	1,558,568
Blue Ridge Re	11/14/2023	750,000	747,900
Blue Ridge Re	11/14/2023	1,250,000	1,272,625
Bonanza Re	12/15/2020	500,000	486,600
Bonanza Re	1/6/2023	250,000	254,200
Bonanza Re	7/25/2023	225,498	234,675
Cape Lookout Re	4/14/2023	1,753,105	1,792,000
Cape Lookout Re	3/12/2024	500,000	499,500
Carnoustie Re 2023	2/15/2023	—	187,207
Carnoustie Re 2024	1/17/2024	2,500,000	2,596,164
Cat Re 2001	11/14/2023	750,000	777,000
Citrus Re	4/27/2023	1,000,000	1,026,300
Cypress Re 2017	1/24/2017	2,353	70
Eccleston Re 2023	7/13/2023	—	317,758
Eden Re II	12/14/2020	27,554	7,909
Eden Re II	1/25/2021	39,873	14,035
Emetteur Non Renseigne-PI0047 2024-1	1/26/2024	3,365,297	3,488,796
Everglades Re II	11/15/2023	2,552,563	2,550,000
Everglades Re II	11/21/2023	2,221,286	2,220,000
First Coast Re	3/24/2023	1,000,000	1,021,100
33Pioneer Multi-Asset Income Fund | 4/30/24

Restricted Securities	Acquisition date	Cost	Value
First Coast Re III Pte	3/4/2021	$1,250,000	$1,209,625
FloodSmart Re	2/23/2023	1,000,000	1,001,600
FloodSmart Re	2/29/2024	1,500,000	1,499,250
Four Lakes Re	12/22/2022	250,000	254,525
Four Lakes Re	12/8/2023	250,000	253,550
Four Lakes Re	12/8/2023	250,000	248,700
Galileo Re	12/4/2023	250,000	259,850
Galileo Re	12/4/2023	250,000	255,125
Gamboge Re	4/20/2023	3,169,465	3,933,000
Gateway Re	2/3/2023	600,000	637,800
Gateway Re	3/11/2024	250,000	249,400
Gateway Re	3/11/2024	234,849	233,575
Gleneagles Re 2021	1/13/2021	9,150	50
Gullane Re 2023	1/10/2023	—	82,847
Gullane Re 2024	2/14/2024	3,000,000	3,150,347
Harambee Re 2019	12/20/2018	—	2,850
Herbie Re	10/19/2020	500,000	487,350
High Point Re	12/1/2023	2,000,000	2,008,000
Integrity Re	3/23/2023	2,000,000	2,048,800
International Bank for Reconstruction & Development	4/3/2024	250,000	249,750
Isosceles Re 2023	8/7/2023	—	—
Kendall Re	4/22/2024	1,000,000	1,000,035
Kilimanjaro III Re	4/8/2021	250,000	245,500
Kilimanjaro III Re	4/8/2021	250,000	244,525
Kilimanjaro III Re	4/8/2021	250,000	248,200
Lightning Re	3/20/2023	2,025,708	2,099,200
Lion Rock Re 2021	12/30/2020	65,784	11,000
Locke Tavern Re	3/23/2023	1,300,000	1,305,850
LUKOIL PJSC	4/3/2020	3,354,083	207,749
Magnit PJSC	4/15/2020	12,536,598	874,044
Merion Re 2021-2	12/28/2020	544,188	321,000
Merion Re 2024-1	1/11/2024	843,568	899,425
Merna Re II	6/8/2021	750,000	749,250
Merna Re II	4/5/2023	1,300,000	1,347,060
Merna Re II	4/5/2023	1,600,000	1,694,400
Mona Lisa Re	6/22/2021	500,000	495,400
Mona Lisa Re	12/30/2022	1,000,000	1,070,700
Mystic Re	12/12/2023	1,000,000	1,016,200
Mystic Re IV	6/9/2021	1,749,566	1,715,525
Mystic Re IV	6/9/2021	500,000	486,850
Old Head Re 2024	1/5/2024	183,891	209,950
Palm Re	4/4/2024	250,000	249,750
Pangaea Re 2023-3	6/29/2023	1,250,000	1,449,486
Pioneer Multi-Asset Income Fund | 4/30/2434

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Pangaea Re 2024-1	2/27/2024	$2,500,000	$2,612,756
Pine Valley Re 2024	1/17/2024	414,596	441,065
Purple Re	4/2/2024	500,000	499,500
Queen Street Re	5/12/2023	1,500,000	1,547,400
Residential Re	10/30/2020	1,001,259	971,300
Residential Re	10/28/2021	500,000	470,250
Residential Re	10/28/2021	750,000	706,200
Residential Re	11/22/2022	500,000	503,400
Residential Re	1/17/2023	244,570	241,400
Residential Re	11/7/2023	1,250,000	1,238,250
Residential Re	11/7/2023	750,000	745,800
Resilience Re	2/8/2017	338	—
RosaPenna Re 2021	7/16/2021	—	20,000
Rosneft Oil Co. PJSC	12/6/2019	9,625,119	396,080
Russian Federal Bond - OFZ	9/14/2021	838,307	31,607
Russian Federal Bond - OFZ	9/14/2021	889,521	33,112
Sakura Re	3/24/2021	500,000	494,500
Sanders Re	5/24/2023	650,000	660,985
Sanders Re	1/16/2024	750,000	751,875
Sanders Re II	5/24/2021	1,250,000	1,229,875
Sanders Re III	2/14/2023	762,150	773,760
Sanders Re III	3/24/2023	1,600,000	1,603,360
Sector Re V	12/4/2019	712	183,295
Sector Re V	12/4/2023	3,000,000	3,330,788
Solomon Re	6/12/2023	250,000	256,275
Sussex Re	1/27/2023	288,086	292,500
Sutter Re	6/6/2023	500,000	508,700
Thopas Re 2020	2/5/2020	—	200
Thopas Re 2021	12/30/2020	—	15,600
Thopas Re 2023	2/13/2023	—	—
Thopas Re 2024	2/2/2024	2,500,000	2,668,500
Topanga Re	10/5/2023	231,951	240,675
Torrey Pines Re	3/12/2021	500,000	498,500
Torricelli Re 2021	7/1/2021	—	30,750
Torricelli Re 2023	7/19/2023	2,500,000	3,249,225
Ursa Re	4/12/2023	1,000,000	1,015,900
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	101,920	33,200
Viribus Re 2023	1/8/2023	—	321,600
Viribus Re 2024	3/19/2024	333,333	333,333
Vitality Re XIII	3/6/2023	1,701,365	1,736,700
Vitality Re XIV	1/25/2023	3,250,000	3,302,975
Vitality Re XIV	1/25/2023	600,000	617,640
Walton Health Re 2019	7/18/2019	8,486	75,505
35Pioneer Multi-Asset Income Fund | 4/30/24

Restricted Securities	Acquisition date	Cost	Value
Walton Heath Re 2021	6/28/2021	$39,019	$19
White Heron Re	8/30/2023	—	65,071
Woburn Re 2019	1/30/2019	68,648	82,591
X5 Retail Group NV (G.D.R.)	9/17/2020	1,738,218	29,164
Total Restricted Securities			$110,874,439
% of Net assets			3.4%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	455,000,000	USD	10,520,447	Goldman Sachs & Co.	1/30/25	$(12,173)
USD	64,901,061	EUR	60,573,468	Goldman Sachs & Co.	7/26/24	8,012
USD	31,082,227	CNY	220,000,000	JPMorgan Chase Bank NA	8/22/24	162,203
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$158,042
FUTURES CONTRACTS
INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
93	Japan 10 Year Bond (OSE)	6/13/24	$(85,761,316)	$(85,207,495)	$553,821
320	NASDAQ 100 E-Mini	6/21/24	(116,619,638)	(112,456,000)	4,163,638
1,784	S&P 500 E-Mini	6/21/24	(462,315,443)	(451,976,400)	10,339,043
			$(664,696,397)	$(649,639,895)	$15,056,502
TOTAL FUTURES CONTRACTS			$(664,696,397)	$(649,639,895)	$15,056,502
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CNY	— China Yuan Renminbi
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— Great British Pound
RUB	— Russia Ruble
TRY	— Turkish Lira
USD	— United States Dollar
Pioneer Multi-Asset Income Fund | 4/30/2436

Schedule of Investments  |  4/30/24
(unaudited) (continued)
ZAR	— South Africa Rand
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$12,027,336	$—	$12,027,336
Common Stocks
Construction & Engineering	—	51,013	—	51,013
Consumer Staples Distribution & Retail	—	—	903,208	903,208
Oil, Gas & Consumable Fuels	280,522,134	—	603,829	281,125,963
All Other Common Stocks	1,204,629,465	—	—	1,204,629,465
Asset Backed Securities	—	91,219,531	374,400	91,593,931
Collateralized Mortgage Obligations	—	95,525,388	—	95,525,388
Commercial Mortgage-Backed Securities	—	13,896,215	—	13,896,215
Convertible Corporate Bonds	—	28,048,954	—	28,048,954
Corporate Bonds	—	241,396,102	—	241,396,102
Convertible Preferred Stock	421,886	—	—	421,886
Rights/Warrants	—	593,333	—	593,333
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	9,884,190	9,884,190
Multiperil – Worldwide	—	—	1,626,034	1,626,034
Windstorm – North Carolina	—	—	—*	—*
Windstorm – U.S. Multistate	—	—	65,071	65,071
Reinsurance Sidecars
Multiperil – U.S.	—	—	190,057	190,057
Multiperil – Worldwide	—	—	26,653,574	26,653,574
All Other Insurance-Linked Securities	—	70,883,757	—	70,883,757
Foreign Government Bonds
Russia	—	—	64,719	64,719
37Pioneer Multi-Asset Income Fund | 4/30/24

	Level 1	Level 2	Level 3	Total
All Other Foreign Government Bonds	$—	$29,099,823	$—	$29,099,823
Closed-End Funds	18,579,603	—	—	18,579,603
Equity Linked Notes	—	636,267,460	—	636,267,460
U.S. Government and Agency Obligations	—	416,195,345	—	416,195,345
Open-End Fund	16,356,932	—	—	16,356,932
Total Investments in Securities	$1,520,510,020	$1,635,204,257	$40,365,082	$3,196,079,359
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$158,042	$—	$158,042
Net unrealized appreciation on futures contracts	15,056,502	—	—	15,056,502
Total Other Financial Instruments	$15,056,502	$158,042	$—	$15,214,544
*	Securities valued at $0.
Transfers are calculated on the beginning of period values. During the period ended April 30, 2024, a security valued at $200,250 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
Pioneer Multi-Asset Income Fund | 4/30/2438